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Oppenheimer Cash Reserves
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6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 28, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 28,  2005.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1
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ABOUT THE FUND
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Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.  will  select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized  cost method to value its portfolio  securities to determine the
Fund's net asset  value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures,  has determined
have  minimal  credit  risks  and  are  "Eligible   Securities."   The  rating
restrictions  described in the  Prospectus  and this  Statement of  Additional
Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An  unrated  security  that is judged by the  Manager  to be of comparable  quality to Eligible  Securities rated by Rating  Organizations may also be an "Eligible Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
o     5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
o     1% of its total  assets or $1 million  (whichever  is greater) in Second
         Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a  security's  rating  is  downgraded,  the  Manager  or the Board of
Trustees may have to reassess  the  security's  credit risk.  If a security is downgraded,  the  Manager  or the Board of  Trustees  will  promptly  reassess whether the security  continues to present  minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is appropriate.  If the Fund  disposes  of the  security  within five days of the
Manager  learning  of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice  of such  downgrade.  If a  security  is in default,  or ceases to be an Eligible Security,  or is determined no longer to present minimal credit risks, the Board of Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical rating  organizations by the Securities and Exchange Commission (the
"SEC") are  Standard  &  Poor's (a division of the  McGraw-Hill  Companies),
Moody's  Investors  Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix  A to  this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by  individual  mortgagors  are passed  through to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
o     foreign  branches of U.S.  banks  (which may be issuers of  "Eurodollar"
            money market instruments),
o     U.S.  branches  and  agencies of foreign  banks (which may be issuers of
            "Yankee dollar" instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid or restricted  securities,  set forth in
"Illiquid and  Restricted  Securities"  in the  Prospectus.  The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign  bank with total  assets of at least $30.0  billion.
Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  ("FDIC")  insures  the  deposits  of banks and  savings  and loan associations  up to $100,000 per investor.  Within the limits set forth in the
Prospectus,  the Fund may purchase bank  obligations that are fully insured as to  principal  by the FDIC.  To remain fully  insured as to  principal,  these investments  must  currently be limited to $100,000 per bank. If the principal amount  and  accrued  interest  together  exceed  $100,000,  then the  accrued interest in excess of that $100,000 will not be insured.
      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus as to  investments  in illiquid  securities.  Participation agreements  provide an  undivided  interest in a loan made by the bank issuing the  participation  interest in the  proportion  that the  buyer's  investment bears  to the  total  principal  amount  of  the  loan.  Under  this  type  of arrangement,  the issuing bank may have no  obligation to the buyer other than to pay  principal  and interest on the loan if and when  received by the bank.
Thus,  the Fund must look to the  creditworthiness  of the borrower,  which is obligated  to make  payments of  principal  and  interest on the loan.  If the borrower fails to pay scheduled  principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity or  supported  having a priority to certain of the  borrower's other  securities.  The degree of credit  enhancement  varies,  and  generally applies to only a fraction  of the  asset-backed  security's  par value  until exhausted.  If the credit enhancement of an asset-backed  security held by the
Fund has  been  exhausted,  and if any  required  payments  of  principal  and interest  are not made with  respect  to the  underlying  loans,  the Fund may experience losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company  Act  of  1940  ("Investment   Company  Act")  collateralized  by  the
underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment  obligation.  Additionally,  the Manager  will  monitor the vendor's creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously  monitor the collateral's value.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other affiliated  entities managed by the Manager may transfer uninvested cash balances  into one or more  joint  repurchase  accounts.  These  balances  are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding
397 days. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 25% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the interest on the  collateral  securities,  less any finders',  custodian  bank, administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Trustees.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Trustee,  employee or affiliate  of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security is one that has a contractual  restriction  on its resale or which cannot be sold publicly  until it is registered  under the Securities
Act of 1933.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.  Illiquid  securities include  repurchase  agreements maturing in more than 7 days, or certain  participation  interests  other than those with puts exercisable within 7 days.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot  invest in real estate;  however,  the Fund may purchase debt  securities  issued by companies which invest in real estate or interests therein;
o     The Fund  cannot  purchase  securities  on margin or make short sales of securities;
o     The Fund  cannot  invest in or hold  securities  of any  issuer if those
officers   and   trustees  or  directors  of  the  Fund  or  its  Manager  who beneficially  own  individually  more than1/2of 1% of the  securities  of such issuer together own more than 5% of the securities of such issuer;
o     The Fund cannot underwrite  securities of other companies except insofar as the Fund may be deemed an  underwriter  under the Securities Act of 1933 in connection with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total  assets in  securities of  companies  that  have  operated  less  than  three  years,  including  the operations of predecessors;
o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations;
o     With respect to 75% of its assets,  the Fund cannot purchase  securities issued or  guaranteed  by any one issuer  (except the U.S.  Government  or its agencies or  instrumentalities),  if more than 5% of the Fund's  total  assets would be  invested  in  securities  of that issuer or Fund would then own more than 10% of that issuer's voting securities;
o     The Fund  cannot  concentrate  investments  to the  extent of 25% of its assets in any  industry;  except for  obligations  of foreign banks or foreign branches of domestic  banks,  time deposits,  other bank  obligations and U.S.
government  securities  as  described  in  the  Prospectus  and  Statement  of
Additional Information;
o     The Fund  cannot  make loans,  except  that the Fund may  purchase  debt instruments  and  repurchase  agreements  as described in the  Prospectus  and
Statement  of  Additional  Information,  and the Fund  may lend its  portfolio
securities  as  described  under  "Loans  of  Portfolio   Securities"  in  the
Statement of Additional Information; or
o     The Fund cannot  borrow money in excess of 10% of the value of its total assets or make any investment  when  borrowings  exceed 5% of the value of its total assets;  it may borrow only as a temporary  measure for extraordinary or emergency  purposes;  no  assets  of the Fund  may be  pledged,  mortgaged  or assigned to secure a debt.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board  of  Trustees  without  shareholder approval.

      The Fund cannot  invest in  securities  of other  investment  companies, except if it acquires them as part of a merger,  consolidation  or acquisition of assets.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the  Fund's  fiscal  quarters in  semi-annual  and annual reports to  shareholders,  or in its Statements of
Investments on Form N-Q, which are publicly available at the SEC.

 Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

 Portfolio  managers and analysts may,  subject to the  Manager's  policies on
    communications   with  the  press  and  other  media,   discuss  portfolio
    information in interviews  with members of the media,  or in due diligence or similar meetings with clients or prospective  purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The Fund is an  open-end  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial  interest.  The  Fund was  organized  as a  Massachusetts  business trust in 1988.

      |X|               Classes  of  Shares.   The  Trustees  are  authorized,
without shareholder  approval,  to create new series and classes of shares, to reclassify  unissued shares into additional series or classes and to divide or combine  the  shares  of a class  into a greater  or  lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in the Fund.  Shares  do not have  cumulative  voting  rights  or  preemptive  or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently has four classes of shares:  Class A, Class B, Class
C, and Class N. All  classes  invest in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may  have  a  different  net  asset  value   (although  this  is  highly
         unlikely),
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      |X|                                 Meetings  of   Shareholders.   As  a
Massachusetts  business trust,  the Fund is not required to hold, and does not
plan  to  hold,  regular  annual  meetings  of  shareholders,   but  may  hold
shareholder  meetings from time to time on important  matters or when required to do so by the Investment Company Act of 1940 (the "Investment  Company Act")
or  other  applicable  law.  Shareholders  have  the  right,  upon a  vote  or declaration  in writing of two-thirds of the  outstanding  shares of the Fund, to  remove  a  Trustee  or to  take  other  action  described  in  the  Fund's
Declaration of Trust.

      The Trustees will call a meeting of  shareholders to vote on the removal of a Trustee  upon the  written  request of the  record  holders of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X|               Shareholder   and   Trustee   Liability.   The  Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations.  It also  provides for  indemnification and  reimbursement  of expenses out of the Fund's property for any shareholder held  personally  liable for its  obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or obligation of the Fund and shall satisfy any  judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under its
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting  the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit  Committee,  a Review  Committee  and
Governance Committee.  The Audit Committee is comprised solely of Trustees who
are  not   "interested   persons"  under  the  Investment   Company  Act  (the
"Independent  Trustees").  The  members of the Audit  Committee  are Edward L.
Cameron  (Chairman),  George  C.  Bowen,  Robert  J.  Malone  and  F.  William
Marshall,  Jr. The Audit  Committee  held 7 meetings  during the Fund's fiscal year  ended  July 31,  2005.  The Audit  Committee  furnishes  the Board  with recommendations  regarding the selection of the Fund's independent  registered public  accounting  firm (also  referred  to as the  "independent  Auditors").
Other main functions of the Audit  Committee  outlined in the Audit  Committee
Charter,  include, but are not limited to: (i) reviewing the scope and results of  financial  statement  audits and the audit fees  charged;  (ii)  reviewing reports from the Fund's  independent  Auditors  regarding the Fund's  internal
accounting   procedures  and  controls;   (iii)  reviewing  reports  from  the
Manager's  Internal  Audit  Department;  (iv)  maintaining  a separate line of communication  between the Fund's  independent  auditors  and its  Independent
Trustees;  (v) reviewing the independence of the Fund's independent  Auditors;
and (vi)  pre-approving  the provision of any audit and non-audit  services by the  Fund's  independent  Auditors,  including  tax  services,  that  are  not prohibited  by the  Sarbanes-Oxley  Act, to the Fund,  the Manager and certain affiliates of the Manager.

      The Review  Committee is comprised solely of Independent  Trustees.  The members of the Review Committee are Jon S. Fossel (Chairman),  Robert G. Avis,
Sam  Freedman  and  Beverly  Hamilton.  The Review  Committee  held 6 meetings during the Fund's fiscal year ended July 31, 2005. Among other duties,  as set forth in the Review Committee's  Charter, the Review Committee reviews reports and makes  recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager..  The Review Committee also reviews the Fund's investment  performance  and  policies and  procedures  adopted by the Fund to comply with Investment Company Act and other applicable law.

      The Governance committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William Armstrong, Beverly Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Fund's fiscal year ended July
31, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines, the adequacy of the
Fund's Codes of Ethics and the nomination of Trustees, including Independent
Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Fund. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address above. The
Governance Committee will consider if a different process should by recommended to the Board.

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each of the
Trustees  is an  Independent  Trustee.  All  Trustees  are  also  trustees  or directors  of  the  following  Oppenheimer/Centennial  funds  (referred  to as
"Board II Fund"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust III
Oppenheimer Capital Income Fund            Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Gillespie,  Murphy, Petersen,  Vandehey, Vottiero, Weiss, Wixted
and Zack,  and Mss.  Bloomberg,  Ives,  and Wolf who are officers of the Fund, hold the same  offices  with one or more of the  other  Board II Funds as with the Fund.  As of October 31, 2005,  the Trustees and officers of the Fund as a group owned of record or beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit plan for  employees  of the  Manager,  other than the shares  beneficially  owned  under that plan by the  officers  of the
Board II Funds.  In addition,  none of the  Independent  Trustees  (nor any of their  immediate  family  members),  own  securities  of either the Manager or
Distributor of any entity  directly or indirectly  controlling,  controlled by or under  common  control with the Manager,  the  Distributor  of the Board II
Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
Position(s) Held    Years;                                    Shares     Owned in
with Fund,          Other Trusteeships/Directorships Held;    BeneficiallAll
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Supervised
Age                 Currently Overseen                        the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,
                                                              2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William          L. Chairman   of   the   following   private None       Over
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman   of   the Mortgage     Company     (since    1991),
Board of Trustees   Centennial  State Mortgage Company (since
Since 2003 and      1994),  and The El Paso Mortgage  Company
Trustee since 2000  (since  1993);  Chairman of the following
Age: 68             private   companies:   Ambassador   Media
                    Corporation  (since  1984)  and  Broadway
                    Ventures  (since  1984);  Director of the
                    following:  Helmerich & Payne,  Inc. (oil
                    and  gas   drilling/production   company)
                    (since 1992),  Campus  Crusade for Christ
                    (since  1991)  and the  Lynde  and  Harry
                    Bradley      Foundation       (non-profit
                    organization)    (since   2002);   former
                    Chairman  of  the  following:   Transland
                    Financial    Services,    Inc.   (private
                    mortgage  banking  company)  (1997-2003),
                    Great   Frontier   Insurance   (insurance
                    agency)   (1995-2000),    Fronteir   Real
                    Estate,  Inc.  (residential  real  estate
                    brokerage)   (1994-2000)   and   Frontier
                    Title    (title     insurance     agency)
                    (1995-2000);   former   Director  of  the
                    following:   UNUM  Provident   (insurance
                    company) (1991-2004),  Storage Technology
                    Corporation  (computer equipment Company)
                    (1991-2003)  and   International   Family
                    Entertainment     (television    channel)
                    (1992-1997);    U.S.   Senator   (January
                    1979-January    1991).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Director and  President  of A.G.  Edwards None       $Over
Trustee since 1993  Capital,   Inc.   (General   Partner   of            $100,000
Age: 74             private  equity  funds)  (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,   Inc.   (until   March   2000);
                    Director  of A.G.  Edwards  & Sons,  Inc.
                    (brokerage   company)  (until  2000)  and
                    A.G.  Edwards Trust  Company  (investment
                    adviser) (until  2000);Vice  Chairman and
                    Director  of A.G.  Edwards,  Inc.  (until
                    March  1999);   Vice   Chairman  of  A.G.
                    Edwards & Sons,  Inc. (until March 1999);
                    Chairman of A.G.  Edwards  Trust  Company
                    (until  March  1999);  and  A.G.E.  Asset
                    Management  (investment  advisor)  (until
                    March 1999).  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Assistant   Secretary   and  Director  of None       Over
Trustee since 1998  Centennial Asset  Management  Corporation            $100,000
Age: 69             (December  1991-April  1999);  President,
                    Treasurer   and  Director  of  Centennial
                    Capital   Corporation   (June  1989-April
                    1999);   Chief   Executive   Officer  and
                    Director of  MultiSource  Services,  Inc.
                    (March  1996-April  1999); Mr. Bowen held
                    several  positions  with the  Manager and
                    with  subsidiary or affiliated  companies
                    of  the  Manager  (September   1987-April
                    1999).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  Member of The Life Guard of Mount  Vernon None       Over
Trustee since 2000  (George   Washington   historical   site)            $100,000
Age: 67             (since  June  2000).  Director of Genetic
                    ID,   Inc.   (biotech   company)   (March
                    2001-May      2002);      Partner      at
                    PricewaterhouseCoopers   LLP  (accounting
                    firm) (July 1974-June 1999);  Chairman of
                    Price  Waterhouse  LLP Global  Investment
                    Management  Industry Services Group (July
                    1994-June  1998).  Oversees 38 portfolios
                    in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Director  of   UNUMPorvident   (insurance None       Over
Trustee since 1990  company)  (since June 2002);  Director of            $100,000
Age: 63             Northwestern    Energy   Corp.    (public
                    utility   corporation)   (since  November
                    2004);  Director of P.R.  Pharmaceuticals
                    (October  1999-October 2003); Director of
                    Rocky     Mountain     Elk     Foundation
                    (non-profit    organization)    (February
                    1998-February    2003);    Chairman   and
                    Director   (until   October   1996)   and
                    President  and  Chief  Executive  Officer
                    (until  October  1995)  of  the  Manager;
                    President  Chief  Executive  Officer  and
                    Director  of the  following:  Oppenheimer
                    Acquisition    Corp.    ("OAC")   (parent
                    holding    company   of   the   Manager),
                    Shareholder     Services,     Inc.    and
                    Shareholder   Financial  Services,   Inc.
                    (until   October   1995).   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director of Colorado  Uplift  (charitable None       Over
Trustee since 1996  organization)   (since  September  1984).            $100,000
Age: 64             Mr. Freedman held several  positions with
                    the  Manager  and  with   subsidiary   or
                    affiliated   companies   of  the  Manager
                    (until   October   1994).   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee   of   Monterey   Institute   for None       Over
Hamilton,           International     Studies    (educational            $100,000
Trustee since 2002  organization)   (since   February  2000);
Age: 58             Director  of  The  California   Endowment
                    (philanthropic    organization)    (since
                    April   2002);   Director  of   Community
                    Hospital  of  Monterey  Peninsula  (since
                    February  2002);   Director  of  American
                    Funds'  Emerging   Markets  Growth  Fund,
                    Inc.  (mutual fund) (since October 1991);
                    President of ARCO  Investment  Management
                    Company   (February   1991-April   2000);
                    Member of the  investment  committees  of
                    The  Rockefeller  Foundation  and  of The
                    University   of   Michigan;   Advisor  at
                    Credit  Suisse  First   Boston's   Sprout
                    venture  capital  unit  (venture  capital
                    fund)  (1994-January  2005);  Trustee  of
                    MassMutual       Institutional      Funds
                    (investment   company)  (April  1989-June
                    2004);  Trustee of MML Series  Investment
                    Fund    (investment    company)    (April
                    1989-June    2004);    Member    of   the
                    investment    committee    of    Hartford
                    Hospital    (2000-2003);    Advisor    to
                    Unilever     (Holland)    pension    fund
                    (2000-2003);  Oversees 38  portfolios  in
                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Director    of    Jones     International None       Over
Trustee since 2002  University   (educational   organization)            $100,000
Age: 61             (since  August  2005);  Chairman,   Chief
                    Executive  Officer and Director of Steele
                    Street  State Bank  (commercial  banking)
                    (since   August   2003);    Director   of
                    Colorado        UpLIFT        (charitable
                    organization)  (since  1986);  Trustee of
                    the    Gallagher    Family     Foundation
                    (non-profit  organization)  (since 2000).
                    Former,  Chairman  of U.S.  Bank-Colorado
                    (subsidiary of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April 1999);  Director of Commercial
                    Assets,   Inc.  (real  estate  investment
                    trust)   (1993-2000),    Director   Jones
                    Knowledge,   Inc.  (2001-July  2004)  and
                    Director of U.S.  Exploration,  Inc. (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F.          William Trustee  of   MassMutual   Select   Funds None       Over
Marshall, Jr.,      (formerly   Mass   Mutual   Institutional            $100,000
Trustee since 2000  Funds) (investment  company) (since 1996)
Age: 63             and   MML    Series    Investment    Fund
                    (investment  company)  (since 1996),  the
                    Springfield     Library     and    Museum
                    Association  (museums)  (since  1995) and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Chairman  and  Trustee  (since  2003) and
                    Chairman  of  the  Investment   Committee
                    (since  1994) of the  Worcester  Polytech
                    Institute      (private      university);
                    President  and Treasurer of the SIS Funds
                    (private  charitable fund) (since January
                    1999);  Chairman  of SIS &  Family  Bank,
                    F.S.B.  (formerly  SIS Bank)  (commercial
                    bank) (January  1999-July  1999);  member
                    of  the   Investment   Committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998-2003);and  Executive
                    Vice   President   of  Peoples   Heritage
                    Financial Group,  Inc.  (commercial bank)
                    (January  1999-July  1999).  Oversees  40
                    portfolios   in   the    OppenheimerFunds
                    complex.*
-------------------------------------------------------------------------------------
      *     Includes  two open-end  investment  companies:  MassMutual  Select
            Funds and MML  Series  Investment  Fund.  In  accordance  with the instructions  for Form N-1A,  for purposes of this  section  only,
            MassMutual  Select  Funds  and  MML  Series  Investment  Fund  are
            included  in the "Fund  Complex."  The Manager  does not  consider
            MassMutual  Select Funds and MML Series Investment Fund to be part of the  OppenheimerFunds'  "Fund  Complex"  as  that  term  may be otherwise interpreted.

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial
Center,  225 Liberty  Street-11th  Floor, New York, NY 10281-1008.  Mr. Murphy
serves as a Trustee  for an  indefinite  term and as an officer  for an annual
term,  or  until  his  resignation,   death  or  removal.  Mr.  Murphy  is  an
"Interested  Trustee"  because he is affiliated  with the Manager by virtue of his  positions  as  an  officer  and  directors  of  the  Manager,  and  as  a shareholder of its parent company.  Mr. Murphy was elected as a Trustee of the
Fund  with the  understanding  that in the  event he  ceases  to be the  chief executive officer of the Manager,  he will resign as a Trustee of the Fund and the  other  Board II Funds  (defined  above)  for  which he is a  director  or trustee.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,
                                                              2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and None       Over
President and      Director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 55            President   and  director  or  trustee  of
                   other  Oppenheimer  funds;  President  and
                   Director   of  OAC   and  of   Oppenheimer
                   Partnership   Holdings,    Inc.   (holding
                   company  subsidiary of the Manager) (since
                   July 2001);  Director of  OppenheimerFunds
                   Distributor,   Inc.   (subsidiary  of  the
                   Manager) (since  November 2001);  Chairman
                   and  Director  of  Shareholder   Services,
                   Inc.   and   of   Shareholder    Financial
                   Services,     Inc.     (transfer     agent
                   subsidiaries  of the Manager)  (since July
                   2001);    President    and   Director   of
                   OppenheimerFunds       Legacy      Program
                   (charitable  trust program  established by
                   the Manager)  (since July 2001);  Director
                   of  the  following   investment   advisory
                   subsidiaries    of   the   Manager:    OFI
                   Institutional   Asset  Management,   Inc.,
                   Centennial Asset  Management  Corporation,
                   Trinity Investment Management  Corporation
                   and  Tremont  Capital   Management,   Inc.
                   (since November 2001),  HarbourView  Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November  1,  2001) and
                   Director  (since July 2001) of Oppenheimer
                   Real  Asset  Management,  Inc.;  Executive
                   Vice  President  of  Massachusetts  Mutual
                   Life   Insurance   Company  (OAC's  parent
                   company) (since  February 1997);  Director
                   of DLB  Acquisition  Corporation  (holding
                   company    parent   of   Babson    Capital
                   Management LLC) (since June 1995);  Member
                   of  the  Investment  Company   Institute's
                   Board  of  Governors   (since  October  3,
                   2003);  Chief  Operating  Officer  of  the
                   Manager   (September    2000-June   2001);
                   President   and   Trustee  of  MML  Series
                   Investment  Fund  and  MassMutual   Select
                   Funds  (open-end   investment   companies)
                   (November  1999-November  2001);  Director
                   of C.M. Life Insurance Company  (September
                   1999-August   2000);   President,    Chief
                   Executive  Officer and Director of MML Bay
                   State Life  Insurance  Company  (September
                   1999-August  2000);  Director  of  Emerald
                   Isle Bancorp and Hibernia  Savings Bank (a
                   wholly-owned  subsidiary  of Emerald  Isle
                   Bancorp) (June 1989-June  1998).  Oversees
                   77  portfolios as and officer and director
                   or trustee  and 10  additional  portfolios
                   as   officer   in   the   OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of the  officers  in the chart below is as follows:  for Mr.
Gillespie and Zack and Ms. Bloomberg,  Two World Financial Center, 225 Liberty
Street-11th Floor, New York, NY 10281-1008,  for Messrs.  Petersen,  Vandehey,
Vottiero,  Weiss and  Wixted  and Mss.  Ives and  Wolf,  6803 S.  Tucson  Way,
Centennial,  CO  80112-3924.  Each officer  serves for an annual term or until his or her earlier resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July  2001) and of
President and Portfolio HarbourView Asset Management  Corporation (since June 2003);
Manager since 2001      an officer of 6 portfolios in the OppenheimerFunds  complex.
Age: 41                 Formerly  Assistant Vice President and Senior Credit Analyst
                        of the Manager (February  2000-June 2001).  Prior to joining the Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc. (April 1998 - February
                        2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Carol  E.  Wolf,   Vice Senior Vice  President of the Manager  (since June 2000) and
President               of  HarbourView  Asset  Management  Corporation  (since June
and Portfolio Manager   2003);  an officer of 6 portfolios  in the  OppenheimerFunds
since 1998              complex.  Formerly Vice  President of the Manager (June 1990
Age: 53                 - June 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice    President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial   Asset
Officer since 2004      Management  Corporation and Shareholder Services, Inc (since
Age:  55                June 1983).  Vice  President and Director of Internal  Audit
                        of  the  Manager  (1997-February  2004).  An  officer  of 87 portfolios in the Oppenheimer funds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer since 1999    March 1999);  Treasurer of the following:  HarbourView Asset
Age: 46                 Management  Corporation,   Shareholder  Financial  Services,
                        Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November  2000),  and  of  OppenheimerFunds  Legacy  Program
                        (since June 2003);  Treasurer and Chief Financial Officer of
                        OFI Trust Company (trust company  subsidiary of the Manager)
                        (since  May 2000);  Assistant  Treasurer  of the  following:
                        OAC  (since   March   1999),.Centennial   Asset   Management
                        Corporation (March  1999-October 2003) and  OppenheimerFunds
                        Legacy Program (April 2000-June  2003).  Principal and Chief
                        Operating  Officer  of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant  Vice  President  of  the  Manager  (since  August
Assistant Treasurer     2002);  Manager/Financial  Product Accounting of the Manager
since 2004              (November  1998-July 2002) of the Manager.  An officer of 87
Age: 35                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant     Treasurer 2002); Vice President/Corporate Accounting of the Manager
since 2002              (July 1999-March 2002); Chief Financial Officer at Sovlink
Age: 42                 Corporation (April 1996-June 1999). An officer of 87
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice     President    & Counsel (since March 2002) of the Manager;  General  Counsel
Secretary since 2001    and  Director  of the  Distributor  (since  December  2001);
Age: 57                 General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.(since   November   2001);   Senior   Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial Services,  Inc., Shareholder Services, Inc. (since
                        December 2001),  Senior Vice President,  General Counsel and
                        Director  of OFI  Private  Investments,  Inc.  and OFI Trust
                        Company   (since   November   2001);   Vice   President   of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc.  (since  November  2001);  Director
                        (since June 2003) of OppenheimerFunds  (Asia) Limited (since
                        December  2003);  Senior Vice President  (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the  Manager;   Assistant   Secretary   of  the   following:
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November 2001);  Shareholder  Financial Services,  Inc.
                        (November    1989-November   2001),   and   OppenheimerFunds
                        International  Ltd.  (September   1997-November   2001).  An
                        officer of 87 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General  Counsel   (December   2000-April  2004),
Age:  37                Corporate   Vice  President   (May   1999-April   2001)  and
                        Assistant  General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.     (formerly,     PaineWebber
                        Incorporated).   An   officer  of  87   portfolios   in  the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant     Secretary Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 40                 October  2003) of the  Distributor;  Assistant  Secretary of
                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder Services,  Inc.(since 1999); Assistant Secretary
                        of  OppenheimerFunds   Legacy  Program  and  of  Shareholder
                        Financial  Services,  Inc. (since December 2001).  Assistant
                        Counsel  of  the  Manager  (August  1994-October  2003).  An
                        officer of 87 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip S. Gillespie    Senior  Vice  President  and Deputy  General  Counsel of the
Assistant     Secretary Manager  (since  September   2004);   First  Vice  President
since 2004              (2000-September  2004),  Director  (2000-September 2004) and
Age: 41                 Vice  President  (1998-2000)  of  Merrill  Lynch  Investment
                        Management.   An   officer   of   87   portfolios   in   the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The Trustees of the Fund who are
affiliated with the Manager receive no salary or fee from the Fund.  The
Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable),with respect to the Fund's fiscal year ended July 31, 2005. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for servicing as a Trustee and member of a committee (if applicable) of the boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2004..

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)              Fund(1)               Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                      $1,105                $178,000
Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $735                 $118,500
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $735                 $118,500
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                          $844                 $136,000
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                              $844                 $136,000
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $735                 $118,500
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                          $740(2)           $152,355(3), (4)
Review Committee Member and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                          $840(5)             $121,726(3)
Governance Committee Chairman
and Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit Committee Member and                 $735               $167,500(6)
Governance Committee Member
-------------------------------------------------------------------------------
1.    "Aggregate   Compensation   from  Fund"   includes   fees  and  deferred
   compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the following: MassMutual Premier International
   Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier
   Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and
   MassMutual Premier Global Fund. The Manager does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment
   Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Includes  $740 deferred by Ms.  Hamilton  under  "Deferred  Compensation
   Plan" described below.
4.    Includes $840  deferred by Mr.  Malone under the "Deferred  Compensation
   Plan described below.
5.    Includes $36,654 deferred by Ms. Hamilton under a deferred  compensation plan for serving as a Trustee for  MassMutual  Institutional  Funds and MML
   Series Investment Fund (until June 30, 2004).
6.    Includes  $49,000  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for Mass Mutual Select Funds and MML Series Investment Fund.

      |X|   Deferred  Compensation  Plan for  Trustees.  The Board of Trustees
has  adopted  a  Deferred  Compensation  Plan for  Independent  Trustees  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the Trustee  under this plan will be  determined based upon the performance of the selected funds.

      Deferral of Trustees'  fees under this plan will not  materially  affect the Fund's  assets,  liabilities  or net income per share.  This plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred  compensation accounts.

         |X|      Major Shareholders.  As of October 31, 2005 no persons owned of  record  or was  known  by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global diversified insurance and financial services organization.

Code of Ethics. The Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager. The Fund does not have a Code of
Ethics since it is a money market fund.

   |X|      The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects investments for the Fund's portfolio and handles its day-to-day business.
That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory  agreement are paid by the Distributor under the general  distributor agreement.  The  advisory  agreement  lists  examples of expenses  paid by the
Fund.  The  major  categories  relate  to  interest,  taxes,  fees to  certain
Trustees,  legal and audit  expenses,  custodian and transfer agent  expenses,
share  issuance   costs,   certain   printing  and   registration   costs  and
non-recurring  expenses,  including litigation costs. The management fees paid by the Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion  of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years were:

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2003                      $4,215,556*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2004                      $3,230,456*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2005                      $3,302,388
  -----------------------------------------------------------------------------

*  Effective  December  6,  2002,  the  Manager  agreed  to limit  the  Fund's management  fees to 0.40% of average net assets for each class.  That  expense limitation  can be amended or terminated at any time without  advance  notice.
If the  management  fee had not  been  reduced,  the  management  fee paid for fiscal years 2003,  2004 and 2005 would have been  $4,619,828,  $3,804,838 and
$3,876,831 respectively.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

    The  agreement  permits the Manager to act as  investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

  Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

                Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.
The following table provides information regarding the other portfolios and accounts managed by each Portfolio Manager as of July 31, 2005. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed   Managed*   Managed   Managed*   ManagedManaged*
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
                         5                  None                  1
      Barry D. Weiss                                         $0
                                 $23,396.9                              $0.35
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Carol E. Wolf      5                  None             $0   5
                                 $23,396.9                              $0.47

       *  In millions.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2005 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper
      - Institutional Money Market Fund.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

                   Ownership of Fund Shares.  As of July 31, 2005 each
      Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Barry D. Weiss                            None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Carol E. Wolf                             None
            ----------------------------------------------------------

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Trustees.  Most  purchases  made by the  Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most
favorable  net  price.  If  dealers  are  used  for  portfolio   transactions,
transactions  may be  directed  to dealers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  information  systems,  computer hardware  and  similar  products  and  services.  If a research  service  also assists the Manager in a  non-research  capacity (such as bookkeeping or other
administrative  functions),   then  only  the  percentage  or  component  that
provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's policy of investing in short-term debt securities  results in high  portfolio  turnover  and may  increase  the  Fund's  transaction  costs.
However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering  of the  different  classes  of  shares.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

      The concessions  paid to, or retained by, the Distributor  from the sale
of  shares  and  the  contingent   deferred  sales  charges  retained  by  the
Distributor  on the  redemption  of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------
Fiscal Year   Concessions on     Concessions on     Concessions on
              Class B Shares     Class C Shares     Class N Shares
              Advanced by        Advanced by        Advanced by
Ended 7/31:   Distributor(1)     Distributor(1)     Distributor(1)(,2)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2003(3)       $363,611           $208,888           $887,944
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2004          $138,410           $93,032            $589,607
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2005          $234,183           $152,267           $368,823
-------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class B, Class C and Class N shares from its own  resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.
3.    The  Distributor's  sales concession rates on Class B, Class C and Class
   N shares sold prior to January 20, 2003 were higher than the current  rates
   (shown on page 21 of the Prospectus).

 --------------------------------------------------------------------------------
 Fiscal   Class A           Class B           Class C          Class N
                                              Contingent       Contingent
          Contingent        Contingent        Deferred Sales   Deferred Sales
 Year     Deferred Sales    Deferred Sales    Charges          Charges Retained
 Ended    Charges Retained  Charges Retained  Retained by      by Distributor
 7/31     by Distributor    by Distributor    Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2003     $41,397           $845,548          $111,680         $1,224,487
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2004     $192,874          $298,926          $94,152          $336,882
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2005     $14,385           $418,097          $66,809          $518,444
 --------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.
In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers and dealers may receive other payments from the  Distributor  or the Manager from their own  resources in  connection with the promotion  and/or sale of shares of the Fund,  including  payments to
defray  expenses   incurred  in  connection  with  educational   seminars  and
meetings.   The  Manager  or  Distributor  may  share  expenses   incurred  by
financial  intermediaries  in  conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars  or meetings  at which the Fund is  discussed.  In their sole discretion,  the Manager and/or the  Distributor  may increase or decrease the amount of payments they make from their own resources for these purposes.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into
Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act)
of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

Each plan states that while it is in effect,  the  selection  and  nomination of those  Trustees  of the Fund  who are not  "interested  persons"  of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

    Under the plan for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

     |X|Class  A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Fund,  assisting in  establishing  and maintaining accounts in the Fund, making the Fund's investment plans available and providing other  services  at the  request  of the Fund or the  Distributor.  The  Class A service plan permits  reimbursements to the Distributor at a rate of up to 0.20%
of average annual net assets of Class A shares. The Distributor does not receive or  retain  the  service  fee on  Class A  shares  in  accounts  for  which  the
Distributor  has been  listed as the  broker-dealer  of  record.  While the plan permits the Board to authorize  payments to the Distributor to reimburse  itself for  services  under the plan,  the Board has not yet done so.  The  Distributor makes payments to plan  recipients  periodically at an annual rate not to exceed
0.20% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2005 payments under the Class A Plan totaled
$776,811, all but $36 of which was paid by the Distributor to recipients.
That included $103,717 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B,  Class C and  Class N  Service  and  Distribution  Plans.
Under each plan,  service fees (if any) and distribution  fees are computed on the  average  of the net  asset  value  of  shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.
Each plan  provides  for the  Distributor  to be  compensated  at a flat rate, whether  the  Distributor's  distribution  expenses  are more or less than the amounts  paid by the Fund  under the plan  during the period for which the fee is paid.  The types of services  that  recipients  provide for the service fee are  similar  to the  services  provided  under  the  Class  A  service  plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class N shares are purchased. After the first year Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on Class N shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B,
Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N  asset-based  sales  charge and the Class N service  fee to the dealer periodically  in lieu of  paying  the sales  concessions  and  service  fee in advance at the time of purchase.

.......The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  each class of shares.  The payments are made to the  Distributor in recognition that the Distributor:
o.....pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to  adequately  compensate  dealers  that sell  Class B,
         Class C and Class N shares without  receiving payment under the plans and  therefore  may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent with the service fees and asset-based  sales charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the Fund in  various third-party  distribution  programs  that may increase  sales of Fund shares,
o     may  experience  increased  difficulty  selling  the  Fund's  shares  if payments  under the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for  rendering   distribution
         services  as much or more than the  amounts  currently  being paid by the Fund, and
o     may not be able to continue providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such services  from brokers and dealers,  if the plan payments were to be discontinued.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund,  the
Board of Trustees may allow the Fund to continue  payments of the  asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.

      The amount  shown in the  following  table  reflects  a decrease  in the asset-based  sales  charge on Class B and Class C shares,  from 0.75% to 0.50%
of average  daily net assets per annum,  effective  January 1, 2003.  The Fund may reinstate the full  asset-based  sales charge permitted under each plan at any time without advance notice.  The Distributor's  sales concession rates on
Class B,  Class C and  Class N shares  sold  prior to  January  20,  2003 were higher than the current rates (shown on page 21 of the prospectus).

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/05
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $_1,319,777     $1,113,530           $0               0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $807,237(1)      $282,353            $0               0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan   $711,423(2)      $448,615        $3,903,565           1.77%
---------------------------------------------------------------------------------
1.    Included  $18,200  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Included  $9,708  paid  to an  affiliate  of  the  Distributor's  parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the OppenheimerFunds  Internet web site at  www.oppenheimerfunds.com.  The Fund's performance would have been lower in the absence of the fee waivers  described on page 4 of the  Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data that may be used and how it is to be calculated.  If the fund shows total returns in  addition to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
o     Yields and total  returns  measure  the  performance  of a  hypothetical account  in the  Fund  over  various  periods  and do  not  show  the
         performance   of   each   shareholder's   account.   Your   account's
         performance  will  vary  from  the  model  performance  data  if your dividends  are received in cash, or you buy or sell shares during the period,  or you  bought  your  shares  at a  different  time than the shares used in the model.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

      |X|   Yields.  The Fund's  current yield is  calculated  for a seven-day period of time as follows.  First,  a base period return is calculated for the seven-day  period by determining the net change in the value of a hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns  for  Class  B  shares,  payment  of the applicable  contingent  deferred  sales  charge is applied,  depending  on the period  for which the  return is shown:  5.0% in the first  year,  4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares,  the 1% contingent deferred  sales charge is deducted for returns for the  one-year  period.  For
Class N shares,  the 1%  contingent  deferred  sales  charge is  deducted  for returns for the one-year period.  Class N total returns may also be calculated for the  periods  prior to March  1,  2001  (the  inception  date for  Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher
Class N 12b-1 fees.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

------------------------------------------------------------------------------
                                     [OBJECT OMITTED]
------------------------------------------------------------------------------

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:
------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                   The Fund's Total Returns for the Periods Ended 7/31/05(5)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days
          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/05)07/31/)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class      35.90%     35.90%  1.44%   1.44%   1.65%   1.65%   3.12%    3.12%   2.45%    2.48%
A(1)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class B    31.42%(2)  31.42%(2-3.80%(21.20%   0.92%   1.31%   2.77%(2) 2.77%(2)2.16%    2.19%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class C    29.79%(3)  29.79%(30.16%(3)1.16%   1.29%   1.29%   2.64%    2.64%   2.16%    2.18%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class N     4.31%(4)   4.31%(40.15%   1.15%   0.96%   0.96%(4)N/A      N/A     2.10%    2.12%
-------------------------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89`
2.    Inception of Class B shares:  8/17/93.  Because Class B convert to Class
   A shares 72 months after purchase,  the "life-of-class"  return for Class B uses Class A performance for the period after conversion.
3.    Inception of Class C shares: 12/1/93
4.    Inception of Class N Shares: 3/1/01.
5.    The amount  shown in the  following  table  reflects  a decrease  in the asset-based  sales  charge  on Class B and Class C  shares,  from  0.75% to
   0.50% of average  daily net assets  per annum,  effective  January 1, 2003.
   The Fund may reinstate the full  asset-based  sales charge  permitted under each plan at any time  without  advance  notice.  The  Distributor's  sales concession  rates on  Class B,  Class C and  Class N shares  sold  prior to
   January 20, 2003 were  higher than the current  rates  (shown on page 21 of the Prospectus).

   |X|      Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index  (provided by Bank Rate Monitor)
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing  the Fund's yield with that of other
investments,   investors  should  understand  that  certain  other  investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating
or  ranking  services.  They may be based on the  opinions  of the  rating  or ranking  service  itself,  based  on its  research  or  judgment,  or based on surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange  ("the  NYSE").  The  Exchange  normally closes at 4:00 p.m.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the NYSE,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to  automatically  purchase  additional  Class A shares  directly from a bank  account  for as little as $50.  For  those  accounts  established prior to November 1, 2002 and which have previously  established Asset Builder
Plans,  additional  purchases  will remain at $25.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored qualified retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH  transmissions.  Retirement Plans may purchase Class B shares of the Fund directly by establishing an Asset Builder Plan.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or your can  terminate  these  automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer  Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
Oppenheimer Global Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer Value Fund
                                          Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals

                                          Oppenheimer Portfolio Series:
                                            Active Allocation Fund
                                            Aggressive Investor Fund
                                            Conservative Investor Fund
Oppenheimer Limited-Term Government Fund  Moderate Investor Fund
Oppenheimer International Diversified
Fund                                          Active Allocation Fund
                                              Aggressive Investor Fund
                                              Conservative Investor Fund
                                              Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Oppenheimer California Tax Exempt Trust   Centennial New York Tax Exempt Trust
                                          Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Classes  of  Shares.  Each  class of  shares of the Fund  represents  an interest in the same  portfolio  of  investments  of the Fund.  However,  each class has  different  shareholder  privileges  and  features.  The net  income attributable  to Class B, Class C or Class N shares and the dividends  payable on  Class  B,  Class C and  Class N  shares  will be  reduced  by  incremental expenses borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative Sales  Arrangements.  As stated in the Prospectus,  Class B,
Class C and Class N shares of the Fund may only be  acquired by exchange or by purchase by certain retirement plans.

      Investors  should  understand  that  the  purpose  and  function  of the deferred  sales charge and  asset-based  sales charge with respect to Class B,
Class C and Class N shares are the same as those of the initial  sales  charge with  respect  to Class A share of  Oppenheimer  funds  other  than the  money
market  funds.   Any   salesperson   or  other  person   entitled  to  receive
compensation  for selling the Fund shares may receive  different  compensation with respect to one class of shares than the other.

      The  Distributor  will  generally  not accept any order in the amount of more  than  $100,000  for  Class B shares  or $1  million  or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus accounts).  That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      Class B, Class C or Class N shares may not be  purchased  by an investor directly  from  the  Distributor  without  the  investor  designating  another registered broker-dealer.

|X|   Class A Shares  Subject  to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether or not  subject to a contingent  deferred  sales charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option in a retirement  plan in which  Oppenheimer  funds are also  offered as  investment options  under a special  arrangement  with the  Distributor,  if the purchase occurs  more  than 30  days  after  the  Oppenheimer  funds  are  added  as an investment option under that plan.  Additionally,  that concession will not be paid on  purchases  of Class A  shares  by a  retirement  plan  made  with the redemption  proceeds of Class N shares one or more  Oppenheimer  funds held by the plan for more than 18 months.

|X|   Class B Conversion.  Under current interpretations of applicable federal income tax law by the Internal  Revenue  Service,  the  conversion  of Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

      Although  Class B shares could then be  exchanged  for Class A shares on the  basis of  relative  net  asset  value  of the two  classes,  without  the imposition of a sales charge or fee, such exchange could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares  might continue  to be subject to the  asset-based  sales  charge for longer than six years.

|X|   Availability  of Class N Shares.  In addition to the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
         Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement
         of  Additional   Information)  which  have  entered  into  a  special
         agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
         Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase  with the  redemption  proceeds  of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class A shares of one or more  Oppenheimer  funds  (other
         than  rollovers  from  an   OppenheimerFunds-sponsored   Pinnacle  or
         Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan  that  pays for the  purchase  with  the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan  for  more  than one  year  (other  than  rollovers  from an
         OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any
         IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k) plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance  valued under $500.
The Minimum Balance Fee is automatically  deducted from each such Fund account on or about the second to last business day of September.

Listed  below are certain  cases in which the Fund has  elected,  in its discretion,  not to assess the Fund Account Fees.  These  exceptions are subject to change:
o     A fund account whose shares were acquired  after  September  30th of the prior year;
o     A fund  account  that has a  balance  below  $500  due to the  automatic conversion  of shares from Class B to Class A shares.  However, once  all  Class  B  shares  held  in  the  account  have  been converted to Class A shares the new account  balance may become subject to the Minimum Balance Fee;
o     Accounts of  shareholders  who elect to access their  account  documents electronically via eDoc Direct;
o     A fund  account  that has only  certificated  shares and,  has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers  under the NSCC
         Fund/SERV system;
o     Accounts  held  under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,
         Custom Plus,  Recordkeeper Pro and Pension Alliance  Retirement
         Plan programs; and
o     A fund account  that falls below the $500  minimum  solely due to market fluctuations  within the 12-month period preceding the date the fee is deducted.

To access account documents  electronically via eDocs Direct, please visit the
Service   Center  on  our   website   at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

The Fund  reserves the  authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of each class of shares of the Fund is  determined as of the close of business of the  NYSE on each  day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  The NYSE normally closes at 4:00 p.m.,  Eastern time,  but may close earlier on some days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time."  The  NYSE's  most  recent  annual  announcement  (which is  subject to change)  states that it will close on New Year's Day,  Martin  Luther King Jr.
Day, Presidents' Day, Good Friday,  Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's  Board of Trustees has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of  Trustees  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Trustees,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any  deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7  requires  the Board of Trustees  to consider  what action,  if any,  should  be  taken.  If they  find  that  the  extent  of the
deviation  may  cause  a  material   dilution  or  other  unfair   effects  on
shareholders,  the Board of Trustees  will take  whatever  steps it  considers appropriate  to eliminate or reduce the  dilution,  including,  among  others, withholding or reducing  dividends,  paying  dividends from capital or capital gains,  selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to  shorten  the  average  maturity  of the  portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  that were  purchased  by  exchange  of Class A shares of another  Oppenheimer  fund on which an initial sales charge was paid or
       Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C and  Class N shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption  proceeds of
Fund shares on which a sales charge was paid are  reinvested  in shares of the fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales  charge,  the  shareholder's  basis in the  shares of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that  case the  sales  charge  would be  added to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  unusual
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred, the transferred shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the transferee shareholder had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor  receives  the order placed by the dealer or broker.  However,  if the Distributor  receives a repurchase order from a dealer or broker after the close of the NYSE on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s) of the registered  owner(s) on the redemption document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or  signature-guaranteed  instructions sent to the
Transfer  Agent.  Shares  are  normally  redeemed  pursuant  to  an  Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund  reserves the right to amend,  suspend or  discontinue  offering such plans  at any  time  without  prior  notice.  Class  B,  Class  C and  Class N shareholders should not establish  withdrawal plans,  because of the potential imposition  of the  contingent  deferred  sales  charge  on  such  withdrawals
(except  where  the  Class B,  Class C or Class N  contingent  deferred  sales charge is waived as  described in Appendix C to this  Statement of  Additional
Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  applicable to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions    should   be   provided   on   the   account   application   or
signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder  (the  "Planholder")  who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Transfer  Agent nor the Fund shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payments,  according  to the choice  specified  in writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder  should allow at least two weeks' time in mailing such notification for the  requested  change to be put in effect.  The  Planholder  may,  at any time,  instruct  the  Transfer  Agent by written  notice  (in  proper  form in accordance with the requirements of the  then-current  Prospectus of the Fund)
to redeem  all,  or any part of, the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements of the ten-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial   California   Tax  Exempt Centennial   New  York  Tax  Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund        Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals             Oppenheimer Principal Protected Main
                                               Street Fund II
   Oppenheimer AMT-Free New York Municipals    Oppenheimer   Pennsylvania  Municipal
                                               Fund
   Oppenheimer California Municipal Fund       Oppenheimer     Rochester    National
                                               Municipals
   Oppenheimer International Value Fund        Oppenheimer Senior Floating Rate Fund
   Oppenheimer    Limited   Term    California Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal fund
   Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:
      Limited Term New York Municipal Fund   Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer New Jersey Municipal Fund
      Oppenheimer    AMT-Free    New    York Oppenheimer Pennsylvania Municipal Fund
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer  Principal  Protected  Main
                                             Street Fund
      Oppenheimer California Municipal Fund  Oppenheimer  Principal  Protected  Main
                                             Street Fund II
      Oppenheimer Capital Income Fund        Oppenheimer  Principal  Protected  Main
                                             Street Fund III
      Oppenheimer Cash Reserves Fund         Oppenheimer  Quest  Capital Value Fund,
                                             Inc.
      Oppenheimer Champion Income Fund       Oppenheimer Quest  International  Value
                                             Fund, Inc.
      Oppenheimer   Convertible   Securities Oppenheimer      Rochester     National
      Fund                                   Municipals
      Oppenheimer   Disciplined   Allocation Oppenheimer Total Return Bond Fund
      Fund
      Oppenheimer Dividend Growth Fund
      Oppenheimer  Gold &  Special  Minerals
      Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through certain  retirement plans described in the prospectus.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When  Class A shares of this Fund and  Oppenheimer  Money  Market  Fund,
Inc.  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed within the
Class A holding period of the fund from which the shares were  exchanged,  the
Class A  contingent  deferred  sales  charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than  Limited-Term Government
Fund, Limited Term Municipal Fund, Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any special  account  features  such as an Asset  Builder Plan or an Automatic
Withdrawal  Plan,  will be  switched  to the new  account  unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in  Oppenheimer  Senior  Floating  Rate Fund,
Oppenheimer  Principal Protected Main Street Fund I and Oppenheimer  Principal
Protected Main Street Fund II or Principal Protected Main Street Fund III.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends.  The dividends paid by a class of shares will vary from time to time depending on market  conditions, the  composition  of the Fund's  portfolio,  and expenses borne by the Fund or borne separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the  same day for  each  class  of  shares.  However, dividends  on Class B,  Class C and Class N shares  are  expected  to be lower than  dividends  on Class A. That is because of the effect of the  asset-based sales charge on Class B, Class C and Class N shares.

      Dividends,  distributions  (if any) and  proceeds of the  redemption  of
Fund  shares  represented  by checks  returned  to the  Transfer  Agent by the
Postal  Service  as  undeliverable  will be  invested  in  Class A  shares  of
Oppenheimer  Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code of 1986, as amended. As a regulated  investment company, the Fund is not  subject  to  federal  income  tax on the  portion  of its net investment  income  (that  is,  taxable  interest,  dividends,  other  taxable ordinary income net of expenses,  and net short-term capital gain in excess of net  long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net  short-term  capital  losses) that it distributes  to  shareholders.  That  qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them.  This  avoids a "double  tax" on that  income and  capital gains, since shareholders  normally will be taxed on the dividends and capital gains they  receive  from the Fund  (unless  their  Fund  shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains  a  number  of  complex  tests relating to  qualification  that the Fund might not meet in a particular year.
If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public  Accounting Firm.  Deloitte & Touche LLP is the
independent  registered public account firm of the Fund. They audit the Fund's financial  statements and perform other related audit services.  They also act as for certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  service  provided to the Fund must be pre-approved by the Audit
Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, ColoradoSeptember
15, 2005

STATEMENT OF INVESTMENTS July 31, 2005

PRINCIPAL VALUE AMOUNT SEE NOTE 1

CERTIFICATES OF DEPOSIT — 23.5%

DOMESTIC CERTIFICATES OF DEPOSIT — 7.0%

Citibank NA:

3.23%, 8/23/05 $ 10,000,000 $ 10,000,000 3.355%, 9/15/05 10,000,000 10,000,000 3.625%, 10/28/05 4,550,000 4,550,000

M & I Marshall &Ilsley
Bank, 3.433%,

9/29/05 10,000,000 9,999,838

Suntrust Bank,

3.38%, 8/31/05 15,000,000 15,000,000

Washington MutualBank
FA:

3.19%, 8/11/05 5,000,000 5,000,000 3.21%, 8/16/05 9,000,000 9,000,018

_________________

63,549,856

YANKEE CERTIFICATES OF DEPOSIT — 16.5% Barclays Bank plc, New York:

3.19%, 8/12/05 26,000,000 26,000,000 3.245%, 8/26/05 8,000,000 8,000,000

BNP Paribas, New

York, 3.52%, 10/13/05 10,000,000 10,000,000

Calyon, New York,

3.495%, 9/28/05 10,000,000 10,000,000

Dexia Credit Local,New
York, 3.19%,

8/12/05 20,000,000 20,000,000

HBOS TreasuryServices,
New York,

3.27%, 9/2/05 2,900,000 2,900,000

Nordea Bank Finlandplc,
NY Branch,

3.27%, 9/2/05 10,000,000 10,000,000

Societe Generale,New
York:

3.25%, 8/18/05 7,000,000 7,000,000 3.34%, 9/15/05 15,000,000 15,000,000

Toronto DominionBank,
New York,

3.365%, 9/23/05 25,000,000 25,000,000 PRINCIPAL VALUE AMOUNT SEE NOTE 1

YANKEE CERTIFICATES OF DEPOSIT Continued

UBS AG Stamford

CT, 3.25%, 8/19/05 $ 15,000,000 $ 15,000,000

_________________

148,900,000

_________________

Total Certificates of Deposit

(Cost $212,449,856) 212,449,856

DIRECT BANK OBLIGATIONS — 14.9%

AB SPINTAB:

3.25%, 9/12/05 5,000,000 4,981,042 3.38%, 9/1/05 2,400,000 2,393,015 3.56%, 10/13/05 19,000,000 18,862,841

BNP Paribas Finance,

Inc., 3.15%, 8/10/05 9,000,000 8,992,913

Dexia Delaware LLC,

3.515%, 10/13/05 1 7,000,000 6,950,107

DnB NOR Bank ASA:

3.155%, 8/5/05 14,000,000 13,995,092 3.57%, 10/27/05 10,000,000 9,913,725

HBOS Treasury Services:

3.27%, 9/2/05 6,300,000 6,281,688 3.435%, 10/3/05 5,000,000 4,969,944

Nationwide BuildingSociety:

3.15%, 8/11/05 1 20,000,000 19,982,500 3.49%, 10/12/05 1 7,000,000 6,951,140

Nordea NorthAmerica,
Inc.,

3.405%, 9/28/05 17,900,000 17,801,804

Skandinaviska EnskildaBanken
AB, 3.40%,

9/9/05 1 7,100,000 7,073,848

Societe GeneraleNorth
America,

3.27%, 9/6/05 4,855,000 4,839,124

_________________

Total Direct Bank Obligations

(Cost $133,988,783) 133,988,783

LETTERS OF CREDIT — 1.1%

Chase Manhattan Bank, guaranteeing commercial paper of NATC California LLC, 3.55%, 10/18/05 (Cost $9,923,083) 10,000,000 9,923,083

11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

PRINCIPAL VALUE AMOUNT SEE NOTE 1

SHORT-TERM NOTES — 59.8%

ASSET-BACKED SECURITIES — 18.8%

Cable Beach, LP,

3.576%, 10/14/05 1 $ 4,500,000 $ 4,466,922

FCAR Owner Trust I,

3.37%, 9/19/05 15,000,000 14,931,196

FCAR Owner Trust II,

3.39%, 9/14/05 11,000,000 10,954,423

Gemini Securitization

Corp., 3.27%, 8/19/05 1 10,000,000 9,983,650

Gotham Funding

Corp., 3.33%, 8/2/05 1 710,000 709,935

GOVCO, Inc.:

3.16%, 8/11/05 1 20,000,000 19,982,444 3.30%, 8/1/05 1 1,100,000 1,100,000 3.54%, 10/17/05 1 5,000,000 4,962,142

Legacy Capital LLC,

3.285%, 9/6/05 1 3,850,000 3,837,353

Lexington ParkerCapital
Co. LLC:

3.18%, 8/10/05 1 11,404,000 11,394,934 3.51%, 10/11/05 1 3,000,000 2,979,233

Neptune FundingCorp.:

3.42%, 9/20/05 1 20,000,000 19,905,000 3.42%, 9/23/05 1 5,000,000 4,974,899

New Center AssetTrust:

3.27%, 8/24/05 5,000,000 4,989,554 3.28%, 8/29/05 10,000,000 9,974,489

Solitaire Funding LLC:

3.34%, 9/16/05 1 8,000,000 7,965,858 3.35%, 9/8/05 1 9,460,000 9,426,548 3.42%, 9/26/05 1 1,500,000 1,492,020

Thornburg MortgageCapital
Resources,

3.445%, 8/22/05 1 10,000,000 9,979,904

Victory ReceivablesCorp.:

3.38%, 9/21/05 1 10,740,000 10,688,573 3.58%, 10/21/05 1 4,759,000 4,720,666

_________________

169,419,743

PRINCIPAL VALUE AMOUNT SEE NOTE 1

AUTOMOBILES — 0.4%

Mississippi BusinessFinance
Corp. RevenueBonds,
Millsaps ChevyProject,
Series 2004,

3.52%, 8/4/05 2 $ 3,845,000 $ 3,845,000

CAPITAL MARKETS — 12.0%

Banc of AmericaSecurities
LLC,

3.35%, 8/5/28 2 15,000,000 15,000,000

Bear Stearns Cos., Inc.:

3.16%, 8/10/05 5,000,000 4,996,050 3.55%, 10/17/05 17,000,000 16,870,918

First Clearing LLC,

3.44%, 3/6/06 2 14,250,000 14,250,000

Goldman Sachs Group,

Inc., 3.39%, 8/8/05 2,3 25,000,000 25,000,000

Lehman Brothers, Inc.,

3.375%, 12/15/05 2 18,000,000 18,000,000

Morgan Stanley:

3.28%, 8/18/05 12,500,000 12,480,639 3.29%, 8/4/05 2,175,000 2,174,404

_________________

108,772,011

COMMERCIAL BANKS — 1.1% Bank of America Corp.,

3.54%, 10/19/05 10,000,000 9,922,317

CONSUMER FINANCE — 1.7%

American ExpressCredit
Corp., 3.15%,

8/8/05 15,000,000 14,990,813

DIVERSIFIED FINANCIAL SERVICES — 6.3%

General ElectricCapital
Corp.,

3.38%, 9/26/05 13,115,000 13,046,044

General ElectricCapital
Services,

3.36%, 9/19/05 10,000,000 9,954,267

Greenwich CapitalHoldings,
Inc.,

3.35%, 8/15/05 2 9,000,000 9,000,000

HSBC Finance Corp.:

3.35%, 9/16/05 10,000,000 9,957,194 3.53%, 10/19/05 15,000,000 14,883,804

_________________

56,841,309

12 | OPPENHEIMER CASH RESERVES

PRINCIPAL VALUE AMOUNT SEE NOTE 1

ELECTRIC UTILITIES — 1.0%

AL Incentives FinanceAuthority
SpecialObligation
Bonds,

Series 1999-C,

3.53%, 8/4/05 2 $ 9,355,000 $ 9,355,000

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%

Ross Sinclaire RealEstate
Trust LLC,

3.59%, 8/1/05 2 2,730,000 2,730,000

HOTELS, RESTAURANTS & LEISURE — 0.3%

Columbus, GADevelopment
AuthorityRevenue
Bonds, ECLAFamily
Partnership LLPProject,
Series 2004,

3.58%, 8/4/05 2 3,200,000 3,200,000

INSURANCE — 7.3%

ING America Insurance Holdings, Inc.:

3.27%, 9/1/05 5,000,000 4,985,921 3.35%, 9/13/05 5,000,000 4,979,993 3.41%, 9/26/05 15,000,000 14,920,433 3.515%, 10/13/05 2,000,000 1,985,745

Jackson National LifeGlobal
Funding,Series
2004-6, 3.428%,

8/15/05 2,3 5,000,000 5,000,000

Metropolitan LifeGlobal
Funding I,Series
2003-5,

3.428%, 8/15/05 2,3 8,600,000 8,600,000

Prudential InsuranceCo.
of America,

3.37%, 8/1/05 2 10,000,000 10,000,000

Security Life ofDenver
Insurance Co.,

3.58%, 8/23/05 2 10,000,000 10,000,000

United of OmahaLife
Insurance Co.,

3.44%, 8/1/05 2,3 5,000,000 5,000,000

_________________

65,472,092

LEASING & FACTORING — 1.7%

American HondaFinance
Corp.,

3.305%, 12/6/05 2,4 5,000,000 4,999,913 PRINCIPAL VALUE AMOUNT SEE NOTE 1

LEASING & FACTORING ContinuedToyota
Motor

Credit Corp.,

3.36%, 9/22/05 $ 10,000,000 $ 9,951,467

_________________

14,951,380

MULTILINE RETAIL — 0.7%

CAS Realty, Inc., Series

2004, 3.64%, 8/1/05 2 6,740,000 6,740,000

SPECIAL PURPOSE FINANCIAL — 8.2%

Cooperative Assn. ofTractor
Dealers, Inc.,Series
B, 3.46%,

9/23/05 2,394,000 2,381,805

K2 (USA) LLC:

3.25%, 9/1/05 1 4,820,000 4,806,511 3.30%, 9/12/05 1 10,000,000 9,961,500

LINKS Finance LLC:

3.338%, 12/15/05 2,4 10,000,000 9,998,882 3.58%, 10/27/05 1 5,000,000 4,956,738

RACERS Trust,Series
2004-6-MM,

3.438%, 8/22/05 2 2,500,000 2,500,000

Sigma Finance, Inc.,

3.338%, 8/15/05 2,4 29,000,000 28,995,255

Wind Master TrustNts.,
Series 2005-I-1,

3.46%, 8/25/05 2,3 10,000,000 10,000,000

_________________

73,600,691

_________________

Total Short-Term Notes

(Cost $539,840,356) 539,840,356

TOTAL INVESTMENTS,AT
VALUE

(COST $896,202,078) 99.3% 896,202,078

OTHER ASSETS

NET OF LIABILITIES 0.7 6,259,673

_________________

NET ASSETS 100.0% $ 902,461,751

_________________

13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1.     Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $189,252,425, or 20.97% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2.     Represents the current interest rate for a variable or increasing rate security.

3.     Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $53,600,000, which represents 5.94% of the Fund’s net assets. See Note 4 of Notes to Financial Statements.

4.     Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,994,050 or 4.87% of the Fund’s net assets as of July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES July 31, 2005

---------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $896,202,078)--see accompanying statement of investments       $  896,202,078
---------------------------------------------------------------------------------------------------------
Cash                                                                                            2,036,412
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              7,860,492
Interest                                                                                        1,437,332
Other                                                                                              84,361
                                                                                           --------------
Total assets                                                                                  907,620,675

---------------------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                                          3,844,259
Dividends                                                                                         781,718
Transfer and shareholder servicing agent fees                                                     279,929
Distribution and service plan fees                                                                116,333
Shareholder communications                                                                         98,385
Trustees' compensation                                                                              6,227
Other                                                                                              32,073
                                                                                           --------------
Total liabilities                                                                               5,158,924

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $  902,461,751
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                                 $      902,396
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    901,524,142
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  12,490
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       22,723
                                                                                           --------------
NET ASSETS                                                                                 $  902,461,751
                                                                                           ==============

15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES Continued

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $417,176,189 and
417,175,623 shares of beneficial interest outstanding)                                            $  1.00
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $146,131,950 and 146,086,239 shares
of beneficial interest outstanding)                                                               $  1.00
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $118,410,032
and 118,395,193 shares of beneficial interest outstanding)                                        $  1.00
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $220,743,580 and 220,738,865 shares
of beneficial interest outstanding)                                                               $  1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS For the Year Ended July 31, 2005

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                                   $   20,643,319

----------------------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                                 3,876,831
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           776,811
Class B                                                                                         1,319,777
Class C                                                                                           807,237
Class N                                                                                           711,423
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         1,611,202
Class B                                                                                           511,161
Class C                                                                                           414,018
Class N                                                                                           579,946
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           158,506
Class B                                                                                            36,604
Class C                                                                                            20,606
Class N                                                                                             6,477
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        17,650
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              7,300
----------------------------------------------------------------------------------------------------------
Other                                                                                             204,397
                                                                                           ---------------
Total expenses                                                                                 11,059,946
Less reduction to custodian expenses                                                               (9,840)
Less waivers and reimbursements of expenses                                                    (1,638,879)
                                                                                           ---------------
Net expenses                                                                                    9,411,227

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          11,232,092

----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                   22,723

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $   11,254,815
                                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                                       2005               2004
------------------------------------------------------------------------------------------------------------------

OPERATIONS

Net investment income                                                           $   11,232,092     $    1,097,313
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       22,723              3,172
                                                                                ----------------------------------
Net increase in net assets resulting from operations                                11,254,815          1,100,485

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                             (5,828,563)          (685,870)
Class B                                                                             (1,999,924)          (257,841)
Class C                                                                             (1,298,115)           (98,460)
Class N                                                                             (2,108,662)           (55,142)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                             31,773,338        (80,451,332)
Class B                                                                            (72,933,285)       (97,689,917)
Class C                                                                              9,324,398          2,433,081
Class N                                                                            163,430,756          4,958,877

------------------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                                          131,614,758       (170,746,119)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                770,846,993        941,593,112
                                                                                ----------------------------------
End of period (including accumulated net investment income
of $12,490 at July 31, 2005)                                                    $  902,461,751     $  770,846,993
                                                                                ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

CLASS A     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2         .01           .01           .05
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2         .01           .01           .05
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2        (.01)         (.01)         (.05)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2        (.01)         (.01)         (.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.44%         0.17%         0.54%         1.31%         4.84%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 417,176     $ 385,393     $ 465,843     $ 439,893     $ 395,898
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 399,517     $ 405,288     $ 451,634     $ 405,285     $ 351,490
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.46%         0.17%         0.53%         1.30%         4.67%
Total expenses                                           1.13%         1.22%         1.16%         1.17%         1.15%
Expenses after payments and waivers and
reduction to custodian expenses                          1.01%         0.99%         1.00%         1.16%          N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

CLASS B     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2          -- 2         .01           .04
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2          -- 2         .01           .04
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2          -- 2        (.01)         (.04)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2          -- 2        (.01)         (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.20%         0.11%         0.27%         0.76%         4.25%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 146,132     $ 219,061     $ 316,750     $ 417,768     $ 239,201
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 175,995     $ 247,836     $ 385,078     $ 288,676     $ 208,775
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.14%         0.10%         0.27%         0.75%         4.07%
Total expenses                                           1.56%         1.34%         1.37%         1.71%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                          1.24%         1.04%         1.27%         1.70%          N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | OPPENHEIMER CASH RESERVES

CLASS C     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 1          -- 2          -- 2         .01           .04
Net realized gain                                          --            -- 2          -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 2          -- 2         .01           .04
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 2          -- 2        (.01)         (.04)
Distributions from net realized gain                       --            --            -- 2          -- 2          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 2          -- 2        (.01)         (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           1.16%         0.10%         0.25%         0.76%         4.26%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 118,410     $ 109,083     $ 106,650     $ 123,120     $  85,076
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 107,761     $  97,058     $ 113,569     $  85,893     $  68,741
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.20%         0.10%         0.24%         0.80%         4.07%
Total expenses                                           1.65%         1.39%         1.41%         1.71%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                          1.29%         1.05%         1.28%         1.70%          N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

CLASS N     YEAR ENDED JULY 31,                          2005          2004          2003          2002          2001 1
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA

Net asset value, beginning of period                $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .01 2          -- 3          -- 3         .01           .01
Net realized gain                                          --            -- 3          -- 3          -- 3          --
                                                    -------------------------------------------------------------------
Total from investment operations                          .01            -- 3          -- 3         .01           .01
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)           -- 3          -- 3        (.01)         (.01)
Distributions from net realized gain                       --            --            -- 3          -- 3          --
                                                    -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.01)           -- 3          -- 3        (.01)         (.01)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                           1.15%         0.10%         0.43%         1.08%         1.49%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)            $ 220,744     $  57,309     $  52,350     $  42,761     $   4,275
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 143,516     $  55,961     $  49,145     $  21,014     $     737
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                    1.47%         0.10%         0.41%         0.68%         3.03%
Total expenses                                           1.40%         1.39%         1.24%         1.47%         1.19%
Expenses after payments and waivers and
reduction to custodian expenses                          1.28%         1.06%         1.11%         1.46%          N/A 6

1.     For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2.     Per share amounts calculated based on the average shares outstanding during the period.

3.     Less than $0.005 per share.

4.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5.     Annualized for periods of less than one full year.

6.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

        The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2

$822,662 $-- $--

1.     During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

2.     During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

1.     SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

REDUCTION TO REDUCTION TO ACCUMULATED ACCUMULATED NET REDUCTION TO NET INVESTMENT REALIZED GAIN PAID-IN CAPITAL LOSS ON INVESTMENTS

$12,490 $15,662 $3,172

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2005 JULY 31, 2004

      Distributions paid from:

Ordinary income $11,235,264 $1,097,313

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

24 | OPPENHEIMER CASH RESERVES

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

OTHER.     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.     SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------

CLASS A
Sold                         409,371,264    $ 409,371,264      488,619,859    $ 488,619,859
Dividends and/or
distributions reinvested       5,184,512        5,184,512          638,759          638,759
Acquisition--Note 6           94,028,608       94,028,608               --               --
Redeemed                    (476,811,046)    (476,811,046)    (569,709,950)    (569,709,950)
                            ----------------------------------------------------------------
Net increase (decrease)       31,773,338    $  31,773,338      (80,451,332)   $ (80,451,332)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                         154,661,475    $ 154,661,475      244,796,543    $ 244,796,543
Dividends and/or
distributions reinvested       1,682,217        1,682,217          223,924          223,924
Acquisition--Note 6           11,780,832       11,780,832               --               --
Redeemed                    (241,057,809)    (241,057,809)    (342,710,384)    (342,710,384)
                            ----------------------------------------------------------------
Net decrease                 (72,933,285)   $ (72,933,285)     (97,689,917)   $ (97,689,917)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                         150,494,330    $ 150,494,330      201,146,784    $ 201,146,784
Dividends and/or
distributions reinvested       1,118,180        1,118,180           86,278           86,278
Acquisition--Note 6           33,119,088       33,119,088               --               --
Redeemed                    (175,407,200)    (175,407,200)    (198,799,981)    (198,789,981)
                            ----------------------------------------------------------------
Net increase                   9,324,398    $   9,324,398        2,433,081    $   2,443,081
                            ================================================================

25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

2.     SHARES OF BENEFICIAL INTEREST Continued

                                 YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------

CLASS N
Sold                         122,306,924    $ 122,306,924       97,262,364    $  97,262,364
Dividends and/or
distributions reinvested       1,889,815        1,889,815           53,182           53,182
Acquisition--Note 6          216,713,190      216,713,190               --               --
Redeemed                    (177,479,173)    (177,479,173)     (92,356,669)     (92,356,669)
                            ----------------------------------------------------------------
Net increase                 163,430,756    $ 163,430,756        4,958,877    $   4,958,877
                            ================================================================

3.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $2,691,192 to OFS for services to the Fund.

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund is authorized to pay the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. If either the Class B, Class C or Class N plan

26 | OPPENHEIMER CASH RESERVES

is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the plan at July 31, 2005 for Class N shares were $3,903,565. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                            CLASS A          CLASS B          CLASS C           CLASS N
                         CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT
                           DEFERRED         DEFERRED         DEFERRED          DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY
YEAR ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------

July 31, 2005               $14,385         $418,097          $66,809          $518,444

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund’s management fee to 0.40% of the Fund’s average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $574,443 for the year ended July 31, 2005. This expense limitation can be amended or terminated at any time without advance notice.

        OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce Class B and Class C Distribution and/or Service (12b-1) Fees by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2005 OFDI, waived $439,927 and $269,079 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

        Prior to April 28, 2003, OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2005, OFS waived $235,772, $2,976, $46,896 and $69,786 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

4.     ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid

27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

4. ILLIQUID SECURITIES Continued

securities.     Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

5.     LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as “Nominal Defendants”) excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds’ investment advisory agreements, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses.

        The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

6.     ACQUISITION OF OPPENHEIMER CAPITAL PRESERVATION FUND

On February 11, 2005, the Fund acquired all of the net assets of Oppenheimer Capital Preservation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Capital Preservation Fund shareholders on February 4, 2005. The Fund issued (at an exchange ratio of 9.998070 for Class A, 9.995744 for Class B, 9.996812 for Class C and 9.999209 for Class N of the Fund to one share of Oppenheimer Capital Preservation Fund), 94,028,608; 11,780,832; 33,119,088 and 216,713,190 shares of beneficial interest for Class A, Class B, Class C and Class N, respectively, valued at $94,028,608, $11,780,832, $33,119,088 and $216,713,190 in exchange for the net assets, resulting in combined Class A net assets of $432,051,460, Class B net assets of $157,185,707, Class C net assets of $115,652,349 and Class N net assets of $278,664,281 on February 11, 2005. The exchange qualified as a tax-free reorganization for federal income tax purposes.

A-4 Appendix A Description of Securities Ratings Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers. SHORT-TERM DEBT RATINGS. Moody's Investors Service, Inc. ("Moody's") The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers: Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows: MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment: A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. Standard and Poor's ratings for Municipal Notes due in three years or less: SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+"). Fitch, Inc. ("Fitch") Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes: F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. Dominion Bond Rating Service Limited ("DBRS") R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry. R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions. LONG TERM DEBT RATINGS. These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. Moody's Bonds (including municipal bonds) are rated as follows: Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Standard and Poor's Bonds (including municipal bonds maturing beyond three years) are rated as follows: AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong. Fitch AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". B-12 Appendix B Industry Classifications Aerospace & Defense Industrial Conglomerates Air Freight & Couriers Insurance Airlines Internet & Catalog Retail Asset Backed Securities Internet Software & Services Auto Components IT Services Automobiles Leasing & Factoring Beverages Leisure Equipment & Products Biotechnology Machinery Broker-Dealer Marine Building Products Media Capital Markets Metals & Mining Chemicals Multiline Retail Commercial Banks Multi-Utilities Commercial Finance Municipal Commercial Services & Supplies Office Electronics Communications Equipment Oil & Gas Computers & Peripherals Paper & Forest Products Construction & Engineering Personal Products Construction Materials Pharmaceuticals Consulting & Services Real Estate Consumer Finance Repurchase Agreements Containers & Packaging Road & Rail Distributors Semiconductor and Semiconductor Equipment Diversified Financial Services Software Diversified Telecommunication Special Purpose Financial Services Electric Utilities Specialty Retail Electrical Equipment Textiles, Apparel & Luxury Goods Electronic Equipment & Instruments Thrifts & Mortgage Finance Energy Equipment & Services Tobacco Food & Staples Retailing Trading Companies & Distributors Food Products Transportation Infrastructure Foreign Government U.S. Government Agencies-Full Faith and Credit Agencies Gas Utilities U.S. Government Agencies-Government Sponsored Enterprises Health Care Equipment & Supplies U.S. Government Instrumentalities Health Care Providers & Services U.S. Government Obligations Hotels Restaurants & Leisure Water Utilities Household Durables Wireless Telecommunication Services Household Products
                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                      Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
|X|   1)    through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
|X|   2)    by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
|X|   1)    The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
|X|   2)    The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
|X|   3)    The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
|X|   2)    To return excess contributions.
|X|   3)    To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
|X|   5)    Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.
|X|   9)    Separation from service.(7)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
            Distributor.
|X|   11)   Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
|X|   2)    To return excess contributions made to a participant's account.
|X|   3)    To return contributions made due to a mistake of fact.
|X|   4)    To make hardship withdrawals, as defined in the plan.(9)
|X|   5)    To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.(10)
|X|   9)    On account of the participant's separation from service.(11)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
|X|   11)   Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|X|   12)   For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
|X|   13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
|X|   14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
|X|   1)    persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
|X|   2)    persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
|X|   1)    any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
|X|   2)    any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
|X|   3)    Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
|X|   4)    employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
|X|   5)    one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
|X|   6)    an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
|X|   1)    by the estate of a deceased shareholder;
|X|   2)    upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
|X|   3)    for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
|X|   5)    in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
|X|   6)    in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
|X|   7)    in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
|X|   8)    in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
|X|   9)    as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Sales Charge Waivers Brochure -070604

                                     C-2
------------------------------------------------------------------------------
Oppenheimer Cash Reserves
------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202-3942

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0760.001.1105

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(1). In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.